COMMITMENTS - Additional Information (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
COMMITMENTS
Net smelter return royalty	0.50%
Introductory agent fees and net smelter return royalty payments to reduce net smelter return royalty	$ 1,000,000
Decrease in net smelter return royalty	50.00%
Net smelter return royalty after reduction	0.25%